EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Profit or loss [abstract]
EARNINGS PER SHARE
42	EARNINGS PER SHARE

	2020	2019	2018
	US$’000	US$’000	US$’000
Loss for the purpose of basic earnings per share
Net loss attributable to the shareholders of the Group	(38,795)	(43,487)	(20,640)
Effect of dilutive potential on ordinary share	-	-	-
Earnings for the purposes of diluted earnings per share	(38,795)	(43,487)	(20,640)

Number of shares for the purpose of calculating basic and diluted earnings per share

	2020	2019	2018
Issued ordinary shares as at 1 January	19,063,833	19,063,833	19,063,833
Effect of treasury shares held	(97,419)	(41,168)	-
Weighted average number of ordinary shares as at 31 December	18,966,414	19,022,665	19,063,833

	US$	US$	US$
Basic and diluted loss per share	(2.05)	(2.29)	(1.08)

The shares granted under 2018 FSP in 2018 (Note 30) are not included in the calculation of diluted loss per share because they are antidilutive for the year ended 31 December 2020, 31 December 2019 and 31 December 2018. These shares granted under the 2018 FSP could potentially dilute basic earnings per share in the future.

* Amount is less than US$0.01